EMPLOYEE BENEFIT PLANS - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension expense (income)
Defined Benefit Plan Disclosure [Line Items]
2026	$ 1
2027	1
2028	0
2029	0
2030	0
Next 5 years	1
Post-Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
2026	1
2027	1
2028	1
2029	1
2030	2
Next 5 years	$ 8